Related party transactions - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes (Details) - Key management personnel of entity or parent - Share plans shares in Millions, share in Millions
	12 Months Ended
	Dec. 31, 2025 share shares	Dec. 31, 2024 share shares	Dec. 31, 2023 share shares
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Number of options outstanding, start of period (in options)	123	55	72
Number of options, granted (in options)	44	78	27
Number of options, exercised or lapsed (in options) | shares	(9)	(10)	(44)
Number of options outstanding, end of period (in options)	158	123	55